Benefit Plans and Capital Transactions (Tables)	12 Months Ended
Dec. 31, 2024
Retirement Benefits [Abstract]
Schedule of Share-based Compensation Expense for RSUs under the 2021 Plan

In connection with the Purchase Plan, share based compensation was:

	Year Ended December 31,
	2024	2023
Share-based compensation expense for the Purchase Plan for continuing operations	$—	$489
Share-based compensation expense for the Purchase Plan for discontinued operations	—	136
Total share-based compensation expense for the Purchase Plan	$—	$625

Schedule of Dividend Activity

A summary of our common stock dividend activity during the years ended December 31, 2024 and 2023 was as follows:

Date Declared	Date Paid	Stockholder Record Date	Amount
May 15, 2024	June 11, 2024	May 27, 2024	$0.500
February 29, 2024	March 22, 2024	March 11, 2024	0.500
November 8, 2023	November 30, 2023	November 20, 2023	1.000
July 25, 2023	August 21, 2023	August 11, 2023	1.000
May 4, 2023	May 23, 2023	May 16, 2023	1.000
February 22, 2023	March 23, 2023	March 10, 2023	1.000

Schedule of Preferred Stock Dividend Activity

A summary of our preferred stock dividend activity during the years ended December 31, 2024 and 2023 was as follows:

Date Declared	Date Paid	Stockholder Record Date	Preferred Dividend per Depositary Share
			Series A	Series B
October 16, 2024	October 31, 2024	October 28, 2024	$0.4296875	$0.4609375
July 9, 2024	July 31, 2024	July 22, 2024	0.4296875	0.4609375
April 9, 2024	April 30, 2024	April 22, 2024	0.4296875	0.4609375
January 9, 2024	January 31, 2024	January 22, 2024	0.4296875	0.4609375
October 10, 2023	October 31, 2023	October 23, 2023	0.4296875	0.4609375
July 11, 2023	July 31, 2023	July 21, 2023	0.4296875	0.4609375
April 10, 2023	May 1, 2023	April 21, 2023	0.4296875	0.4609375
January 9, 2023	January 31, 2023	January 20, 2023	0.4296875	0.4609375